SUMMARY OF EFFECTS ON RESTATEMENT ON THE FINANCIAL STATEMENT (Details) - USD ($)	3 Months Ended										4 Months Ended	6 Months Ended			9 Months Ended			12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 05, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Liabilities	$ 11,086,555	$ 11,774,370	$ 16,106,619	$ 57,084,161	$ 13,662,341	$ 13,162,102	$ 12,778,999	$ 14,661,902	$ 12,731,744	$ 12,520,931	$ 12,820,989	$ 16,106,619	$ 13,162,102	$ 12,731,744	$ 11,774,370	$ 13,662,341	$ 14,661,902	$ 14,061,692	$ 17,503,563	$ 13,172,650	$ 11,779,682
Common Stock Subject to Possible Redemption					188,548,392	188,195,169	187,776,267	184,366,146	185,494,747	185,352,637	184,605,321		188,195,169	185,494,747		188,548,392	184,366,146		174,008,335	186,659,104	185,723,350
Common Stock Subject to Possible Redemption					(188,548,392)	(188,195,169)	(187,776,267)	(184,366,146)	(185,494,747)	(185,352,637)	(184,605,321)		(188,195,169)	(185,494,747)		(188,548,392)	(184,366,146)		(174,008,335)	(186,659,104)	(185,723,350)
Common Stock	622	622	622	703	668	663	658	675	657	652	730	622	663	657	622	668	675	622	707	660	718
Additional Paid-in Capital			0.00	2,860,847	2,179,455	2,532,683	2,951,590	6,361,694	5,233,111	5,375,226	6,122,464	0.00	2,532,683	5,233,111		2,179,455	6,361,694		5,136,000	4,068,751	5,004,447
Accumulated Deficit	(2,919,287)	1,514,383	(2,695,190)	1,656,012	2,819,878	2,466,655	2,047,753	(1,362,368)	(233,767)	(375,877)	(1,123,193)	(2,695,190)	2,466,655	(233,767)	1,514,383	2,819,878	(1,362,368)	(1,207,680)	(136,706)	930,590	(5,161)
Total Stockholders' Equity	1,893,835	$ 1,515,005	$ (2,694,568)	$ 4,517,562	$ 5,000,001	$ 5,000,001	$ 5,000,001	$ 5,000,001	$ 5,000,001	$ 5,000,001	$ 5,000,001	$ (2,694,568)	$ 5,000,001	$ 5,000,001	$ 1,515,005	$ 5,000,001	$ 5,000,001	$ (1,207,058)	$ 5,000,001	$ 5,000,001	$ 5,000,004
Number of shares subject to redemption					18,323,238	18,373,388	18,423,140	18,251,226	18,433,694	18,479,296	18,449,542		18,373,388	18,433,694		18,323,238	18,251,226	0	16,808,829	18,395,920	18,572,335
Common Stock	(622)	$ (622)	$ (622)	$ (703)	$ (668)	$ (663)	$ (658)	$ (675)	$ (657)	$ (652)	$ (730)	$ (622)	$ (663)	$ (657)	$ (622)	$ (668)	$ (675)	$ (622)	$ (707)	$ (660)	$ (718)
Net income (loss)	$ (1,711,607)	$ 4,209,573	$ 887,162	$ 1,792,718	$ 353,223	$ 418,902	$ 1,117,163	$ (1,128,601)	$ 142,110	$ 747,316	$ (1,123,193)	$ 2,679,880	$ 1,536,065	$ 889,426	$ 6,889,453	$ 1,889,288	$ (239,175)	$ 4,310,769	$ (1,067,296)	$ 2,053,783
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption				15,885,267	18,373,388	18,423,140	18,395,920	18,433,694	18,479,296	18,449,542	18,572,335	7,942,633	18,409,605	18,464,501	5,275,764	18,397,400	18,454,119	3,949,616	18,270,950	18,402,979
Basic and diluted net income (loss) per share, Common stock subject to possible redemption				$ 0.01	$ 0.05	$ 0.05	$ 0.06	$ 0.05	$ 0.04	$ 0.03	$ 0.00	$ 0.00	$ 0.10	$ 0.08	$ 0.00	$ 0.15	$ 0.12	$ 0.00	$ 0.17	$ 0.19
Basic and diluted weighted average shares outstanding, Common stock		6,262,283	7,004,450	7,065,837	6,626,612	6,576,860	6,604,080	6,566,306	6,520,704	6,550,458	6,291,615	7,035,144	6,590,395	6,535,499	6,775,643	6,602,600	6,545,881	6,642,759	6,621,293	6,597,021
Basic and diluted net loss per share, Common Stock		$ 0.67	$ 0.13	$ 0.24	$ (0.09)	$ (0.08)	$ 0.01	$ (0.30)	$ (0.09)	$ 0.03	$ (0.19)	$ 0.38	$ (0.04)	$ (0.08)	$ 1.02	$ (0.13)	$ (0.38)	$ 0.65	$ (0.63)	$ (0.21)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption				(15,885,267)	(18,373,388)	(18,423,140)	(18,395,920)	(18,433,694)	(18,479,296)	(18,449,542)	(18,572,335)	(7,942,633)	(18,409,605)	(18,464,501)	(5,275,764)	(18,397,400)	(18,454,119)	(3,949,616)	(18,270,950)	(18,402,979)
Initial classification of warrant liability											$ 4,572,750
Gain (loss) on warrant liability	$ 1,481,087			$ (2,184,000)			$ (341,250)			$ (341,250)	1,092,000	$ (419,500)	$ (341,250)	$ (68,250)	$ (4,410,250)	$ (204,750)		$ (1,906,250)	$ 1,433,250	$ 68,250
Initial classification of common stock subject to redemption											185,723,350
Change in value of common stock subject to redemption				(4,541,236)			1,117,163			747,316	(1,118,029)	(52,179)	1,536,065	889,426	(270,999)	1,889,288	$ (239,175)	(52,935)	(1,067,296)	2,053,783
Amortization of debt discount on convertible promissory note				31,428								220,000			220,000			220,000
Change in value of conversion option liability				10,000								(220,000)			(220,000)			(220,000)
Issuance of warrants in connection with conversion of promissory note - related party
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Liabilities		$ 8,018,370	$ 8,359,869	52,060,483	$ 8,134,091	$ 7,770,352	7,387,249	$ 7,359,152	$ 7,135,244	7,197,431	7,156,239	8,359,869	7,770,352	7,135,244	8,018,370	8,134,091	7,359,152	7,801,692	10,337,313	7,439,650	7,206,932
Common Stock Subject to Possible Redemption		270,999	52,179	4,541,236	194,076,642	193,586,919	193,168,017	191,668,896	191,091,247	190,676,137	190,270,071	52,179	193,586,919	191,091,247	270,999	194,076,642	191,668,896	52,935	181,174,585	192,392,104	190,296,100
Common Stock Subject to Possible Redemption		(270,999)	(52,179)	(4,541,236)	(194,076,642)	(193,586,919)	(193,168,017)	(191,668,896)	(191,091,247)	(190,676,137)	(190,270,071)	(52,179)	(193,586,919)	(191,091,247)	(270,999)	(194,076,642)	(191,668,896)	(52,935)	(181,174,585)	(192,392,104)	(190,296,100)
Common Stock		624	626	660	614	610	605	603	601	599	673	626	610	601	624	614	603	622	638	604	672
Additional Paid-in Capital		63,385	282,203	2,892,404	1,224,009	1,713,736	2,132,643	3,631,766	4,209,417	4,624,529	5,030,521	282,203	1,713,736	4,209,417	63,385	1,224,009	3,631,766		2,542,569	2,908,557	5,004,493
Accumulated Deficit		4,935,997	4,717,174	2,106,940	3,775,378	3,285,655	2,866,753	1,367,632	789,983	374,873	(31,193)	4,717,174	3,285,655	789,983	4,935,997	3,775,378	1,367,632	4,999,385	2,456,794	2,090,840	(5,161)
Total Stockholders' Equity		$ 5,000,006	$ 5,000,003	$ 5,000,004	$ 5,000,001	$ 5,000,001	$ 5,000,001	$ 5,000,001	$ 5,000,001	$ 5,000,001	$ 5,000,001	$ 5,000,003	$ 5,000,001	$ 5,000,001	$ 5,000,006	$ 5,000,001	$ 5,000,001	$ 5,000,007	$ 5,000,001	$ 5,000,001	$ 5,000,004
Number of shares subject to redemption		26,189	5,156	433,788	18,860,476	18,899,782	18,952,136	18,974,158	18,989,851	19,010,039	19,015,680	5,156	18,899,782	18,989,851	26,189	18,860,476	18,974,158	5,094	17,501,073	18,960,928	19,029,610
Common Stock		$ (624)	$ (626)	$ (660)	$ (614)	$ (610)	$ (605)	$ (603)	$ (601)	$ (599)	$ (673)	$ (626)	$ (610)	$ (601)	$ (624)	$ (614)	$ (603)	$ (622)	$ (638)	$ (604)	$ (672)
Net income (loss)		$ 218,823	$ 2,610,234	$ (349,854)	$ 489,723	$ 418,902	$ 775,913	$ 577,649	$ 415,110	$ 406,066	$ (31,193)	$ 2,260,380	$ 1,194,815	$ 821,176	$ 2,479,203	$ 1,684,538	$ 1,398,825	$ 2,404,519	$ 365,954	$ 2,122,033
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption																		4,457,537
Basic and diluted net income (loss) per share, Common stock subject to possible redemption																		$ 0.00
Basic and diluted weighted average shares outstanding, Common stock		6,257,127	6,604,785	6,375,178	6,100,218	6,047,864	6,039,072	6,010,149	5,989,961	5,984,320	6,184,506	6,489,982	6,043,492	5,981,156	6,411,797	6,062,609	5,994,905	6,367,631	6,081,996	6,002,703
Basic and diluted net loss per share, Common Stock		$ 0.03	$ 0.40	$ (0.07)	$ (0.08)	$ (0.09)	$ (0.04)	$ (0.05)	$ (0.05)	$ (0.02)	$ (0.01)	$ 0.35	$ (0.10)	$ (0.10)	$ 0.39	$ (0.18)	$ (0.14)	$ 0.38	$ (0.47)	$ (0.22)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption																		(4,457,537)
Initial classification of warrant liability
Gain (loss) on warrant liability
Initial classification of common stock subject to redemption											190,296,100
Change in value of common stock subject to redemption				(349,857)			775,913			406,066	(26,029)	3,260,378	1,194,815	821,176	3,479,198	1,684,538	1,398,825	3,654,513	365,954	2,122,033
Amortization of debt discount on convertible promissory note
Change in value of conversion option liability
Issuance of warrants in connection with conversion of promissory note - related party												1,000,000			1,000,000			1,000,000
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Liabilities		$ 3,756,000	$ 7,746,750	5,023,678	$ 5,528,250	$ 5,391,750	5,391,750	$ 7,302,750	$ 5,596,500	5,323,500	5,664,750	7,746,750	5,391,750	5,596,500	3,756,000	5,528,250	7,302,750	6,260,000	7,166,250	5,733,000	4,572,750
Common Stock Subject to Possible Redemption		270,999	52,179	4,541,236	5,528,250	5,391,750	5,391,750	7,302,750	5,596,500	5,323,500	5,664,750	52,179	5,391,750	5,596,500	270,999	5,528,250	7,302,750	52,935	7,166,250	5,733,000	4,572,750
Common Stock Subject to Possible Redemption		(270,999)	(52,179)	(4,541,236)	(5,528,250)	(5,391,750)	(5,391,750)	(7,302,750)	(5,596,500)	(5,323,500)	(5,664,750)	(52,179)	(5,391,750)	(5,596,500)	(270,999)	(5,528,250)	(7,302,750)	(52,935)	(7,166,250)	(5,733,000)	(4,572,750)
Common Stock		2	4	43	54	53	53	72	56	53	57	4	53	56	2	54	72		69	56	46
Additional Paid-in Capital		(63,385)	(282,203)	(31,557)	955,446	818,947	818,947	2,729,928	1,023,694	750,697	1,091,943	(282,203)	818,947	1,023,694	(63,385)	955,446	2,729,928		2,593,431	1,160,194	(46)
Accumulated Deficit		(3,421,614)	(7,412,364)	(450,928)	(955,500)	(819,000)	(819,000)	(2,730,000)	(1,023,750)	(750,750)	(1,092,000)	(7,412,364)	(819,000)	(1,023,750)	(3,421,614)	(955,500)	(2,730,000)	(6,207,065)	(2,593,500)	(1,160,250)
Total Stockholders' Equity		$ (3,485,001)	$ (7,694,571)	$ (482,442)								$ (7,694,571)			$ (3,485,001)			$ (6,207,065)
Number of shares subject to redemption		(26,189)	(5,156)	(433,788)	(537,238)	(526,394)	(528,996)	(722,932)	(556,157)	(530,743)	(566,138)	(5,156)	(526,394)	(556,157)	(26,189)	(537,238)	(722,932)	(5,094)	(692,244)	(565,008)	(457,275)
Common Stock		$ (2)	$ (4)	$ (43)	$ (54)	$ (53)	$ (53)	$ (72)	$ (56)	$ (53)	$ (57)	$ (4)	$ (53)	$ (56)	$ (2)	$ (54)	$ (72)		$ (69)	$ (56)	$ (46)
Net income (loss)		$ 3,990,750	$ (1,723,072)	$ 2,142,572	$ (136,500)		$ 341,250	$ (1,706,250)	$ (273,000)	$ 341,250	$ (1,092,000)	$ 419,500	$ 341,250	$ 68,250	$ 4,410,250	$ 204,750	$ (1,638,000)	$ 1,906,250	$ (1,433,250)	$ (68,250)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption				15,885,267	18,373,388	18,123,140	18,935,920	18,433,694	18,479,296	18,449,542	18,572,335	7,942,633	18,409,605	18,464,501	5,275,764	18,397,400	18,454,119	507,921	18,270,950	18,402,979
Basic and diluted net income (loss) per share, Common stock subject to possible redemption				$ 0.01	$ 0.05	$ 0.05	$ 0.06	$ 0.05	$ 0.04	$ 0.03	$ 0.00	$ 0.00	$ 0.10	$ 0.08	$ 0.00	$ 0.15	$ 0.15		$ 0.17	$ 0.19
Basic and diluted weighted average shares outstanding, Common stock		5,156	399,665	690,659	526,394	528,996	565,008	566,157	530,743	566,138	107,109	545,162	546,903	548,343	363,846	539,991	550,976	275,128	539,297	549,318
Basic and diluted net loss per share, Common Stock		$ 0.64	$ (0.27)	$ 0.31	$ (0.01)	$ 0.01	$ 0.05	$ (0.25)	$ (0.04)	$ 0.05	$ (0.18)	$ 0.03	$ 0.06	$ 0.02	$ 0.63	$ 0.05	$ (0.24)	$ 0.27	$ (0.16)	$ 0.01
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption				(15,885,267)	(18,373,388)	(18,123,140)	(18,935,920)	(18,433,694)	(18,479,296)	(18,449,542)	(18,572,335)	(7,942,633)	(18,409,605)	(18,464,501)	(5,275,764)	(18,397,400)	(18,454,119)	(507,921)	(18,270,950)	(18,402,979)
Initial classification of warrant liability											$ 4,572,750
Gain (loss) on warrant liability				$ (2,184,000)			$ (341,250)			$ (341,250)	1,092,000	$ (419,500)	$ (341,250)	$ (68,250)	$ (4,410,250)	$ (204,750)	$ 1,638,000	$ (1,906,250)	$ 1,433,250	$ 68,250
Initial classification of common stock subject to redemption											(4,572,750)
Change in value of common stock subject to redemption				(4,191,379)			$ 341,250			$ 341,250	$ (1,092,000)	(3,312,557)	$ 341,250	$ 68,250	(3,750,197)	$ 204,750	$ (1,638,000)	3,707,448	$ (1,433,250)	$ (68,250)
Amortization of debt discount on convertible promissory note				31,428								220,000			220,000			220,000
Change in value of conversion option liability				$ 10,000								(220,000)			(220,000)			(220,000)
Issuance of warrants in connection with conversion of promissory note - related party												$ (1,000,000)			$ (1,000,000)			$ (1,000,000)